Recent Accounting Pronouncements and Significant Accounting Policies, Assets Held for Sale (Details)	12 Months Ended
Dec. 31, 2024
Assets Held for Sale [Abstract]
Transfer of disposal group asset is expected to qualify for recognition period	1 year